UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rigel Capital, LLC
Address: 3930 Two Union Square

         Seattle, WA  98101

13F File Number:  28-10936

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lynn Rowley
Title:     CCO
Phone:     206-467-0070

Signature, Place, and Date of Signing:

     /s/ Lynn Rowley     Seattle, WA     August 05, 2010

The institutional investment manager will no longer exercise investment discretion over $100 million or more in Section 13(f) securities at any month end in 2010. As such, this will be the last Form 13F Holdings Report filed for Rigel Capital, LLC. Rigel Captial, LLC filed an ADV-W to withdraw its SEC registration on June 30, 2010. As such, registrant ceased its operations on June 30, 2010 and no longer provides investment advisory services to clients.



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     0

Form13F Information Table Value Total:     $ (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
NONE